UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2017 (Unaudited)

Deutsche Core Equity Fund

	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 11.3%
Auto Components 1.2%
BorgWarner, Inc.	507,421	25,924,139
Goodyear Tire & Rubber Co.	530,737	17,148,112
		43,072,251
Hotels, Restaurants & Leisure 0.5%
Yum! Brands, Inc.	237,767	19,404,165
Household Durables 0.6%
Newell Brands, Inc.	641,892	19,834,463
Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc.*	70,332	82,251,164
Media 4.0%
Comcast Corp. "A"	727,489	29,135,934
Live Nation Entertainment, Inc.*	906,937	38,608,308
Omnicom Group, Inc.	813,849	59,272,623
Regal Entertainment Group "A"	851,625	19,595,891
		146,612,756
Multiline Retail 0.5%
Macy's, Inc.	722,272	18,194,032
Specialty Retail 1.3%
Best Buy Co., Inc.	481,626	32,976,932
Ulta Salon, Cosmetics & Fragrance, Inc.*	72,890	16,302,578
		49,279,510
Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc. "B"	592,515	37,061,813
Consumer Staples 8.2%
Beverages 2.5%
PepsiCo, Inc.	779,882	93,523,449
Food & Staples Retailing 3.2%
CVS Health Corp.	214,205	15,529,863
Sysco Corp.	1,253,434	76,121,047
Wal-Mart Stores, Inc.	269,826	26,645,317
		118,296,227
Food Products 2.3%
Conagra Brands, Inc.	684,036	25,767,636
Pinnacle Foods, Inc.	485,794	28,890,169
The JM Smucker Co.	230,028	28,578,679
		83,236,484
Personal Products 0.2%
Coty, Inc. "A" (a)	274,870	5,467,164
Energy 5.4%
Energy Equipment & Services 0.4%
Transocean Ltd.* (a)	825,113	8,812,207
Weatherford International PLC*	1,937,461	8,079,212
		16,891,419
Oil, Gas & Consumable Fuels 5.0%
Concho Resources, Inc.*	349,019	52,429,634
Devon Energy Corp.	597,718	24,745,525
Laredo Petroleum, Inc.*	3,267,160	34,664,568
Newfield Exploration Co.*	1,457,803	45,964,529
ONEOK, Inc.	474,058	25,338,400
		183,142,656
Financials 14.4%
Banks 5.3%
Bank of the Ozarks, Inc.	367,064	17,784,251
Citigroup, Inc.	685,089	50,977,472
PacWest Bancorp.	364,298	18,360,619
Popular, Inc.	732,359	25,991,421
U.S. Bancorp.	1,532,686	82,121,316
		195,235,079
Capital Markets 6.6%
Ameriprise Financial, Inc.	508,061	86,101,098
Ares Capital Corp.	1,113,917	17,510,775
BlackRock, Inc.	49,341	25,346,965
E*TRADE Financial Corp.*	711,928	35,290,271
Lazard Ltd. "A"	590,320	30,991,800
Northern Trust Corp.	160,252	16,007,572
S&P Global, Inc.	187,298	31,728,281
		242,976,762
Insurance 2.5%
Chubb Ltd.	296,154	43,276,984
MetLife, Inc.	979,494	49,523,217
		92,800,201
Health Care 14.0%
Biotechnology 3.4%
AbbVie, Inc.	257,856	24,937,254
Amgen, Inc.	125,095	21,754,021
Gilead Sciences, Inc.	1,120,246	80,254,423
		126,945,698
Health Care Equipment & Supplies 2.1%
Becton, Dickinson & Co.	219,803	47,051,030
Boston Scientific Corp.*	782,162	19,389,796
Hill-Rom Holdings, Inc.	119,322	10,057,652
		76,498,478
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	99,352	6,087,297
Cigna Corp.	274,705	55,789,838
McKesson Corp.	351,523	54,820,012
		116,697,147
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	255,953	48,600,356
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	234,599	14,376,227
Eli Lilly & Co.	218,269	18,435,000
Endo International PLC*	789,464	6,118,346
Merck & Co., Inc.	766,906	43,153,800
Pfizer, Inc.	1,808,220	65,493,728
		147,577,101
Industrials 10.2%
Aerospace & Defense 1.2%
Boeing Co.	144,333	42,565,245
Electrical Equipment 1.9%
AMETEK, Inc.	665,443	48,224,654
Regal Beloit Corp.	301,296	23,079,274
		71,303,928
Industrial Conglomerates 3.1%
General Electric Co.	1,251,192	21,833,300
Honeywell International, Inc.	263,930	40,476,305
Roper Technologies, Inc.	202,091	52,341,569
		114,651,174
Machinery 1.8%
Ingersoll-Rand PLC	302,395	26,970,610
Parker-Hannifin Corp.	200,683	40,052,313
		67,022,923
Road & Rail 1.7%
Norfolk Southern Corp.	421,764	61,113,604
Trading Companies & Distributors 0.5%
WESCO International, Inc.*	246,800	16,819,420
Information Technology 23.0%
Communications Equipment 0.9%
Cisco Systems, Inc.	833,997	31,942,085
Internet Software & Services 3.5%
Alphabet, Inc. "A"*	65,952	69,473,837
Alphabet, Inc. "C"*	57,646	60,320,774
		129,794,611
IT Services 3.8%
Leidos Holdings, Inc.	340,648	21,995,641
PayPal Holdings, Inc.*	198,340	14,601,791
Visa, Inc. "A"	918,001	104,670,474
		141,267,906
Semiconductors & Semiconductor Equipment 5.6%
Intel Corp.	1,869,023	86,274,102
NVIDIA Corp.	348,248	67,385,988
Teradyne, Inc.	887,792	37,171,851
Texas Instruments, Inc.	137,243	14,333,659
		205,165,600
Software 4.5%
Microsoft Corp.	1,960,970	167,741,374
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	1,014,316	171,652,697
Materials 3.7%
Chemicals 1.9%
Albemarle Corp.	539,485	68,994,737
Metals & Mining 1.8%
Freeport-McMoRan, Inc.*	3,487,497	66,122,943
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	217,663	38,833,256
Digital Realty Trust, Inc.	495,537	56,441,664
Prologis, Inc.	546,138	35,231,362
STORE Capital Corp.	358,974	9,347,683
		139,853,965
Telecommunication Services 1.8%
Diversified Telecommunication Services 0.3%
Zayo Group Holdings, Inc.*	256,094	9,424,259
Wireless Telecommunication Services 1.5%
T-Mobile U.S., Inc.*	882,550	56,050,751
Utilities 3.3%
Electric Utilities 1.4%
NextEra Energy, Inc.	318,713	49,779,784
Multi-Utilities 0.9%
CenterPoint Energy, Inc.	1,197,905	33,972,586
Water Utilities 1.0%
American Water Works Co., Inc.	410,158	37,525,355
Total Common Stocks (Cost $2,592,042,735)		3,646,363,322
Exchange-Traded Fund 0.5%
Vanguard S&P 500 ETF (Cost $17,619,360)	76,080	18,661,663
Securities Lending Collateral 0.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.21% (b) (c) (Cost $14,572,150)	14,572,150	14,572,150
Cash Equivalents 0.5%
Deutsche Central Cash Management Government Fund, 1.30% (b) (Cost $19,244,036)	19,244,036	19,244,036
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,643,478,281)	100.5	3,698,841,171
Other Assets and Liabilities, Net	(0.5)	(17,729,707)
Net Assets	100.0	3,681,111,464

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $14,144,577, which is 0.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,646,363,322	$—	$—	$3,646,363,322
Exchange-Traded Fund	18,661,663	—	—	18,661,663
Short-Term Investments (d)	33,816,186	—	—	33,816,186
Total	$3,698,841,171	$—	$—	$3,698,841,171

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Equity Fund, a series of Deutsche Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018